Significant accounting policies - Impact of recent global and market developments on oil and gas prices (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020
Significant accounting policies
Impairment of royalty, streams and working interests	$ 271.7	$ 271.7